Warrant Liability - Schedule of Roll-forward of the Warrant Liability (Details) - Warrant [Member] $ in Millions	3 Months Ended
Mar. 31, 2024 USD ($)
Class of Warrant or Right [Line Items]
Balance at December 31, 2023	$ (268)
Issuance of new warrants	(84,508)
Change in fair value of outstanding warrants	51,460
Balance at March 31, 2024	$ (33,316)